Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Deferred revenue from associate	€ 3.5	€ 6.5